Acquisition (Details Narrative) - shares			12 Months Ended
	May 28, 2020	Jun. 18, 2019	May 31, 2020	May 31, 2019	Mar. 28, 2019
Share Exchange Agreement [Member]
Number of stock issued	1,364,800
Xinrui Wang [Member]
Number of stock issued		17,700,000
Common Stock [Member]
Number of stock issued			1,364,800	17,700,000
Common Stock [Member] | Xinrui Wang [Member]
Number of stock issued		17,700,000
Series A Preferred Stock [Member]
Number of stock issued		10,000,000
CXJ Investment Group Company Ltd [Member]
Ownership percentage					100.00%
CXJ (HK) Technology Group Company Ltd [Member]
Ownership percentage			100.00%		100.00%
CXJ (Shenzhen) Technology Co., Ltd [Member]
Ownership percentage			100.00%		100.00%